Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 949	$ 41,603,791	$ (35,441,543)	$ 6,163,197
Beginning balance, shares at Dec. 31, 2021	949,052
Common stock issued for cash, net	$ 316	10,625,470		10,625,786
Common stock issued for cash net, shares	316,316
Exercise of warrants	$ 87	2,529		2,616
Exercise of warrants, shares	87,193
Stock-based compensation		336,685		336,685
Net loss			(3,151,778)	(3,151,778)
Ending balance, value at Mar. 31, 2022	$ 1,352	52,568,475	(38,593,321)	13,976,506
Ending balance, shares at Mar. 31, 2022	1,352,561
Beginning balance, value at Dec. 31, 2021	$ 949	41,603,791	(35,441,543)	6,163,197
Beginning balance, shares at Dec. 31, 2021	949,052
Net loss				(10,137,283)
Ending balance, value at Sep. 30, 2022	$ 1,352	53,145,037	(45,578,826)	7,567,563
Ending balance, shares at Sep. 30, 2022	1,352,561
Beginning balance, value at Mar. 31, 2022	$ 1,352	52,568,475	(38,593,321)	13,976,506
Beginning balance, shares at Mar. 31, 2022	1,352,561
Stock-based compensation		286,841		286,841
Net loss			(3,565,952)	(3,565,952)
Ending balance, value at Jun. 30, 2022	$ 1,352	52,855,316	(42,159,273)	10,697,395
Ending balance, shares at Jun. 30, 2022	1,352,561
Stock-based compensation		289,721		289,721
Net loss			(3,419,553)	(3,419,553)
Ending balance, value at Sep. 30, 2022	$ 1,352	53,145,037	(45,578,826)	7,567,563
Ending balance, shares at Sep. 30, 2022	1,352,561
Beginning balance, value at Dec. 31, 2022	$ 1,617	58,846,916	(50,715,677)	8,132,856
Beginning balance, shares at Dec. 31, 2022	1,617,325
Exercise of warrants	$ 609			609
Exercise of warrants, shares	609,000
Stock-based compensation		290,313		290,313
Net loss			(4,931,947)	(4,931,947)
Ending balance, value at Mar. 31, 2023	$ 2,226	59,137,229	(55,647,624)	3,491,831
Ending balance, shares at Mar. 31, 2023	2,226,325
Beginning balance, value at Dec. 31, 2022	$ 1,617	58,846,916	(50,715,677)	8,132,856
Beginning balance, shares at Dec. 31, 2022	1,617,325
Net loss				(13,475,976)
Ending balance, value at Sep. 30, 2023	$ 4,207	62,446,694	(64,191,653)	(1,740,752)
Ending balance, shares at Sep. 30, 2023	4,207,068
Beginning balance, value at Mar. 31, 2023	$ 2,226	59,137,229	(55,647,624)	3,491,831
Beginning balance, shares at Mar. 31, 2023	2,226,325
Common stock issued for cash, net	$ 660	1,968,447		1,969,107
Common stock issued for cash net, shares	659,677
Exercise of warrants	$ 1,255	723,804		725,059
Exercise of warrants, shares	1,254,958
Stock-based compensation		289,670		289,670
Net loss			(4,021,234)	(4,021,234)
Ending balance, value at Jun. 30, 2023	$ 4,141	62,119,150	(59,668,858)	2,454,433
Ending balance, shares at Jun. 30, 2023	4,140,960
Common stock issued for cash, net	$ 64	132,787		132,851
Common stock issued for cash net, shares	63,729
Stock-based compensation	$ 2	194,757		194,759
Net loss			(4,522,795)	(4,522,795)
Stock-based compensation, shares	2,379
Ending balance, value at Sep. 30, 2023	$ 4,207	$ 62,446,694	$ (64,191,653)	$ (1,740,752)
Ending balance, shares at Sep. 30, 2023	4,207,068